Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 105,873	$ 94,097	$ 86,872
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized loss on non-designated derivative instruments	4,678	7,483	7,282
Realized loss on non-designated derivative instruments	1,228	0	0
Proceeds from derivative settlements	2,608	0	0
Depreciation and amortization	134,497	132,725	129,202
Payment of drydocking costs	(25,752)	(32,057)	(12,424)
Profit from sale of vessel	(25,206)	0	(4,797)
Share-based compensation expense	1,833	1,328	1,284
Amortization of deferred financing costs	3,477	4,085	3,716
Share of results of equity method investments	(8,036)	(16,911)	(20,607)
Deferred taxes	10,171	3,266	2,363
Repayments under operating lease obligations	(1,447)	(1,013)	(289)
Gain on the consolidation of VIE	0	(504)	0
Net Other Income	(2,301)	0	0
Other unrealized foreign exchange (gain)/loss	(359)	965	(160)
Changes in operating assets and liabilities
Accounts receivable	(5,771)	5,616	(16,408)
Insurance claim receivable	(5,519)	(6,416)	400
Bunkers and lubricant oils	(1,660)	(4,709)	(496)
Accrued income, prepaid expenses and other current assets	(5,859)	(342)	11,013
Accounts payable, accrued interest, accrued expenses and other liabilities	11,952	3,305	4,501
Amount due to/from related parties	7,255	19,605	(17,039)
Net cash provided by operating activities	201,662	210,523	174,413
Cash flows from investing activities
Additions to vessels and equipment	(85,019)	0	(191,727)
Additions to vessels under construction	(68,526)	(41,208)	0
Contributions to equity method investments	(4,000)	(89,000)	(36,558)
Distributions from equity method investments	17,830	27,092	30,790
Investment in preferred securities	(1,250)	(1,250)	0
Purchase of other property, plant and equipment and intangibles	(52)	(194)	(233)
Net proceeds from sale of vessels	47,834	0	20,720
Proceeds from Government Grant	9,715	0	0
Insurance recoveries	2,367	3,573	527
Net cash used in investing activities	(81,101)	(100,987)	(176,481)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities	374,600	216,092	323,561
Direct financing cost of secured term loan and revolving credit facilities and unsecured bonds	(4,112)	(1,476)	(3,548)
Repurchase of share capital	(62,719)	(57,055)	(48,736)
(Purchase)/proceeds of unsecured bonds	40,000	5,916	(9,000)
Repayment of secured term loan facilities and revolving credit facilities	(367,274)	(224,690)	(268,311)
Repayment of refinancing of vessel to related parties	0	(48,946)	(6,798)
Cash received from non-controlling interest	4,000	0	27,265
Purchase of non-controlling interest	(16,823)	0	0
Dividend paid to non-controlling interest	(7,122)	(1,600)	0
Dividends paid	(14,763)	(14,254)	(7,334)
Net cash provided by/(used in) financing activities	(54,213)	(126,013)	7,099
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,274)	(1,968)	17
Net increase/(decrease) in cash, cash equivalents and restricted cash	65,074	(18,445)	5,048
Cash, cash equivalents and restricted cash at beginning of year	139,797	158,242	153,194
Cash, cash equivalents and restricted cash at end of year	204,871	139,797	158,242
Supplemental Information
Total interest paid during the year, net of amounts capitalized	56,122	53,794	62,109
Total tax paid during the year	2,094	1,935	1,802
(Purchase)/proceeds of senior unsecured bonds	40,000	5,916	(9,000)
Cash and cash equivalents	154,950	130,821	149,604
Restricted cash	49,921	8,976	8,638
Total cash, cash equivalents and restricted cash	204,871	139,797	158,242
8.00% Senior Unsecured Bonds
Supplemental Information
(Purchase)/proceeds of senior unsecured bonds	0	9,000	(9,000)
Repayment of senior unsecured bonds	0	(100,000)	0
Redemption costs of the senior unsecured bonds	0	(1,456)	0
7.25% Senior Unsecured Bonds
Supplemental Information
Issuance of senior unsecured bonds	40,000	100,000	0
Issuance cost of senior unsecured bonds	$ 0	$ (1,628)	$ 0